Additional Information - Condensed Financial Information of the Parent Company - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 32,200	$ 4,805	¥ 63,461	$ 9,474	¥ 126,150	¥ 109,916
Non-current assets:
Total non-current assets	134,802	20,125	147,366
Current liabilities:
Other taxes payable	21,702	3,240	21,822
Total current liabilities	114,214	17,051	151,784
Non-current liabilities:
Other non-current liabilities	743	110	957
Total non-current liabilities	14,681	2,192	7,981
SHAREHOLDERS' EQUITY
Treasury stock	(45,886)	(6,851)	(45,886)
Additional paid-in capital	1,236,179	184,557	1,231,135
Accumulated deficit	(1,039,811)	(155,240)	(983,645)
Accumulated other comprehensive loss	(7,320)	(1,093)	(7,408)
TOTAL SHAREHOLDERS' EQUITY	143,380	21,406	194,413
TOTAL LIABILITIES AND EQUITY	272,275	40,649	353,075
Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	183	28	182
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	35	5	35
Reportable Legal Entities Member | Parent Company [Member]
Current assets:
Cash and cash equivalents	10,106	1,509	41,811
Prepayment and other current assets	1,195	178	1,016
Receivables due from subsidiaries, VIEs and subsidiaries of VIEs	113,414	16,932	106,845
Total current assets	124,715	18,619	149,672
Non-current assets:
Investments in subsidiaries, VIEs and subsidiaries of VIEs	27,482	4,103	52,139
Total non-current assets	27,482	4,103	52,139
TOTAL ASSETS	152,197	22,722	201,811
Current liabilities:
Other taxes payable	6,401	956	6,081
Other current liabilities	1,673	250	360
Total current liabilities	8,074	1,206	6,441
Non-current liabilities:
Other non-current liabilities	743	110	957
Total non-current liabilities	743	110	957
TOTAL LIABILITIES	8,817	1,316	7,398
SHAREHOLDERS' EQUITY
Treasury stock	(45,886)	(6,851)	(45,886)
Additional paid-in capital	1,236,179	184,557	1,231,135
Accumulated deficit	(1,039,811)	(155,240)	(983,645)
Accumulated other comprehensive loss	(7,320)	(1,093)	(7,408)
TOTAL SHAREHOLDERS' EQUITY	143,380	21,406	194,413
TOTAL LIABILITIES AND EQUITY	152,197	22,722	201,811
Reportable Legal Entities Member | Class A ordinary shares | Parent Company [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	183	28	182
Reportable Legal Entities Member | Class B ordinary shares | Parent Company [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 35	$ 5	¥ 35